Other Provisions - Schedule of Shows the Changes in Provisions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	$ 38,020	$ 36,711
Provisions established	6,253	3,379
Provisions used	(639)	(1,592)
Provisions released	(514)	(478)
Balance as of ending	43,120	38,020
Provisions for Obligations of Customer Loyalty and Merit Programs [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	36,242	33,609
Provisions established	4,379	2,633
Provisions used
Provisions released
Balance as of ending	40,621	36,242
Provisions for Lawsuits and Litigation [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	1,173	1,790
Provisions established	1,038	604
Provisions used	(482)	(863)
Provisions released	(137)	(358)
Balance as of ending	1,592	1,173
Provisions for Operational Risk [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	341	1,048
Provisions established	836	142
Provisions used	(157)	(729)
Provisions released	(113)	(120)
Balance as of ending	907	341
Other Provisions for Contingencies [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance as of beginning	264	264
Provisions established
Provisions used
Provisions released	(264)
Balance as of ending		$ 264